Other Non-current Assets - Summary of Decline in the Quoted Market Prices of Other Available-for-sale Financial Assets (Detail) - Sensitivity To Ten Percent In The Quoted Market Prices Of Other AFS [Member]
€ in Millions
12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of Other Available-for-Sale Financial Assets [Line items]
Other comprehensive income before tax	€ (13)
Income before tax	0
Total	€ (13)